Consolidated Balance Sheets (Parenthetical) $ in Thousands		Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ₩ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ₩ / shares
Common Stock, Par or Stated Value Per Share | ₩ / shares			₩ 10,000		₩ 10,000
Common Stock, Shares Authorized | shares		200,000,000		200,000,000
Common Stock, Shares, Issued | shares		2,477,672		2,477,672
Common Stock, Shares, Outstanding | shares		2,477,672		2,477,672
Operating lease liability current	[1]	$ 3,157		$ 3,050
Current portion of borrowing with related party	[2]	38,778		0
Long-term borrowings with related party	[3]	0		39,454
Operating lease liability non current	[4]	4,420		1,625
Related Party [Member]
Accrued royalties current and non current		1,618		315
Operating lease liability current		1,298		1,066
Current portion of borrowing with related party		38,778		0
Long-term borrowings with related party		0		39,454
Operating lease liability non current		4,414		0
Related Party [Member] | Other current liabilities [Member]
Interest payable current		9,501		0
Related Party [Member] | Other non-current liabilities [Member]
Interest payable non current		$ 0		$ 7,852

[1]	Includes related party operating lease liability of $1,298 and $1,066 at December 31, 2023 and 2022, respectively (see Note 13).
[2]	Includes related party notes payable of $38,778 and $0 at December 31, 2023 and 2022, respectively (see Note 13).
[3]	Includes related party notes payable of $0 and $39,454 at December 31, 2023 and 2022, respectively (see Note 13).
[4]	Includes related party operating lease liability of $4,414 and $0 at December 31, 2023 and 2022, respectively (see Note 13).